ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2013
Business Acquisition [Line Items]
Cash	$ 664
Prepaid expenses	25,639
In-process research and development	1,500,000
Accounts payable and accrued expenses	(269,303)
Net assets acquired	1,257,000
Goodwill	1,919,000
Total consideration	$ 3,176,000